Commitments and Contingencies (Details)					12 Months Ended
	Jan. 28, 2021 USD ($)	Jan. 28, 2021 CNY (¥)	Jan. 27, 2021 USD ($)	Jan. 27, 2021 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	May 25, 2023 USD ($)	May 25, 2023 CNY (¥)	Jan. 06, 2020 USD ($)	Jan. 06, 2020 CNY (¥)	Oct. 21, 2019 USD ($)	Oct. 21, 2019 CNY (¥)
Commitments and Contingencies [Line Items]
Upfront payment rate					60.00%	60.00%
Residual					$ 4,000,000
Loss Contingency, Damages Paid, Value					7,000,000
Hengmao Power Battery [Member]
Commitments and Contingencies [Line Items]
Contract payment									$ 152,839	¥ 1,072,560	$ 136,629	¥ 958,805
Hengmao Power Battery shall [Member]
Commitments and Contingencies [Line Items]
Accrued interest	$ 136,629	¥ 958,805
Repayment of accrued interest attorney fees			$ 152,839	¥ 1,072,560
Intelligent E-bicycles and Lithium Batteries [Member]
Commitments and Contingencies [Line Items]
Contract payment					$ 8,000,000	¥ 59,000,000	$ 9,000,000	¥ 64,000,000